Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 10. Intangible Assets, Net
Intangible assets, net consist of the following:

		December 31, 2020
(Amounts in thousands)	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.1	$103,122	$(58,496)	$44,626
Other finite-lived intangible assets - customer relationships and other	7.7	17,670	(14,263)	3,407
Indefinite-lived intangible assets - trademarks		1,863	—	1,863

Total intangible assets, net		$122,655	$(72,759)	$49,896

		December 31, 2019
(Amounts in thousands)	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.9	$87,068	$(41,393)	$45,675
Other finite-lived intangible assets - customer relationships and other	6.5	53,874	(24,614)	29,260
Indefinite-lived intangible assets - trademarks		4,930	—	4,930

Total intangible assets, net		$145,872	$(66,007)	$79,865

Amortization expense of intangible assets was $31.1 million, $61.7 million and $27.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Future amortization expense related to intangible assets as of December 31, 2020 is expected to be as follows:

(Amounts in thousands)	Total
2021	$23,194
2022	17,233
2023	5,427
2024	444
2025	444
2026 and beyond	1,291

Total	$48,033